Consolidated Statements of Changes in Equity and Shareholders' Equity (Deficit) (Parenthetical)	Jun. 05, 2024
Consolidated Statements of Changes in Equity and Shareholders' Equity (Deficit)
Reverse stock spilt effective from June 5, 2024	0.0625